Receivables and Other Current Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Receivables (Note 16)	€ 7,564	€ 7,430
Trade receivables	10,074	9,938
Receivables from associates and joint ventures (Note 10)	163	139
Other receivables	375	345
Other current assets	2,881	2,702
Contractual assets (Note 23)	229	202
Capitalized costs (Note 23)	1,094	998
Prepayments	1,358	1,344
Short-term insurance and reinsurance contracts assets	164	113
Short-term insurance and reinsurance contracts assets from associates and joint ventures (Note 10)	36	45
Total	10,445	10,132
Impairment losses | Trade receivables
Disclosure of financial assets [line items]
Impairment of trade receivables	€ (3,048)	€ (2,992)	€ (2,891)